Accrued Expenses - Schedule of Accrued Expenses (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Payables and Accruals [Abstract]
Accrued external research and development expenses	$ 2,619	$ 1,531
Accrued payroll and related expenses	2,526	1,330
Accrued professional fees	787	963
Accrued leasehold improvements	501
Accrued other	494	151
Total	$ 6,927	$ 3,975